Investment in unconsolidated subsidiary (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Condensed financial data for the equity investment in the unconsolidated subsidiary is summarized as follows:

	December 31, 2015	December 31, 2014
Current assets	$56,160	$69,281
Long-term assets	145,965	143,764
Current liabilities	10,861	17,835
Long-term liabilities	95,000	115,000

	Year ended December 31,
	2015	2014
Net revenues	$103,532	$141,708
Gross profit	45,333	68,086
Net income	30,888	52,590
The Company's earnings from equity investment	14,824	25,164